Notes payable	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Notes Payable [Text Block]

Note 21 – Notes payable

Notes payable outstanding at December 31, 2012 and 2011, consisted of the following:

(In thousands)	2012	2011

Advances with the FHLB with maturities ranging from 2013 to 2021 paying interest at monthly fixed
rates ranging from 0.63% to 4.95% ( 2011 - 0.66% to 4.95%)	$577,490	$642,568

Term notes with maturities ranging from 2013 to 2016 paying interest semiannually
at fixed rates ranging from 5.25% to 7.86% ( 2011 - 5.25% to 7.86%)	236,620	278,309

Term notes with maturities ranging from 2013 to 2014 paying interest
monthly at a floating rate of 3.00% over the 10-year U.S. Treasury note rate	133	588

Junior subordinated deferrable interest debentures (related to trust preferred
securities) with maturities ranging from 2027 to 2034 with fixed interest	439,800	439,800
rates ranging from 6.125% to 8.327% (Refer to Note 22)

Junior subordinated deferrable interest debentures (related to trust preferred securities) ($936,000 less discount of $436,530 as of 2012 and $465,963 at
2011) with no stated maturity and a contractual fixed interest rate of 5.00% until, but
excluding December 5, 2013 and 9.00% thereafter (Refer to Note 22)[1]	499,470	470,037

Others	24,208	25,070
Total notes payable	$1,777,721	$1,856,372

Note: The 10-year U.S. Treasury note rate at December 31, 2012 and December 31, 2011 was 1.76% and 1.88%, respectively.

[1] The debentures are perpetual and may be redeemed by the Corporation at any time, subject to the consent of the Board of Governors of the Federal Reserve System. The discount on the debentures is being amortized over an estimated 30-year term that started in August 2009.

The effective interest rate taking into account the discount accretion was approximately 16% at December 31, 2012 and 2011.

The following table presents the aggregate amounts by contractual maturities of notes payable at December 31, 2012.

Year	(In thousands)
2013	$98,831
2014	189,440
2015	41,107
2016	311,500
2017	103,139
Later years	534,234
No stated maturity	936,000
Subtotal	2,214,251
Less: Discount	436,530
Total notes payable	$1,777,721

At December 31, 2012, the Corporation had borrowing facilities available with the FHLB whereby the Corporation could borrow up to $2.8 billion based on the assets pledged with the FHLB at that date (2011 - $2.0 billion). The FHLB advances at December 31, 2012 are collateralized with mortgage loans, and do not have restrictive covenants or callable features. The maximum borrowing capacity is dependent on certain computations as determined by the FHLB, which consider the amount and type of assets available for collateral.

Also, the Corporation has a borrowing facility at the discount window of the Federal Reserve Bank of New York. At December 31, 2012, the borrowing capacity at the discount window approximated $3.1 billion (2011 -$2.6 billion), which remained unused at December 31, 2012 and 2011. The facility is a collateralized source of credit that is highly reliable even under difficult market conditions.